COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019		Aug. 31, 2018		Aug. 31, 2017
COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Repurchase of ordinary shares (in shares)	5,471,718		1,207,465		0
Repurchase of ordinary shares	¥ 417,149	[1]	¥ 114,554	[1]	¥ 0

[1]	Note**: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2017, 2018 and 2019, the Group repurchased a total of nil, 1,207,465 and 5,471,718 shares from the market for a cash consideration of nil, RMB 114,554 and RMB 417,149. As of August 31, 2019, all the treasury stock had been cancelled and retired.